Shareholder Report, Holdings (Details) - C000030210 [Member]	Nov. 30, 2024 [1]
United States Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
Euro Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Japan Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
United Kingdom Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Canada Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Australia Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Brazil Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Egypt Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mexico Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
China Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.70%
COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.00%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.60%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.10%

[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.